Personnel expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of employee benefits expense [abstract]
Post-employment benefit expense, defined contribution plans	€ 0.5	€ 0.9	€ 0.2
Employee health insurance cost	1.3	0.8	0.6
Social security contributions	3.7	3.2	2.4
other miscellaneous expenses	€ 0.2	€ 0.1	€ 0.1